American Funds Preservation PortfolioSM Summary prospectus October 30, 2020

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2
	PPVAX	PPVCX	TPPPX	PPVFX	PPEFX	PPFFX	CPPAX	CPPCX	CPPEX	TPAPX	CPPFX	FPPPX
Class	529-F-3	ABLE-A	ABLE-F-2	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	FFPPX	CPPGX	CPQGX	RPPVX	RPPBX	RPBEX	RPPCX	RPPEX	RGMFX	RPPFX	RPPGX

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the series’ shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the series).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the series, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information, reports to shareholders and other information about the fund online at capitalgroup.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated October 30, 2020, are incorporated by reference into this summary prospectus.

Investment objective The fund’s investment objective is to provide current income, consistent with preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 81 of the prospectus and on page 107 of the fund’s statement of additional information, and in the sales charge waiver appendix to this prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A and ABLE-A	C and 529-C	529-E	T and 529-T	All F, 529-F and ABLE-F-2 share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	2.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.29%	1.00%	0.25%	0.25%	none	none	0.24%	1.00%
Other expenses	0.11	0.11	0.10	0.15	0.12%	0.04%	0.17	0.17
Acquired (underlying) fund fees and expenses[2]	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28
Total annual fund operating expenses	0.68	1.39	0.63	0.68	0.40	0.32	0.69	1.45

Share class:	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE-A	ABLE-F-2
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.50%	0.25%	0.25%[2]	none	none	0.30%	none
Other expenses	0.13	0.16	0.17	0.15%[5]	0.09%[5]	0.12	0.11%[5]
Acquired (underlying) fund fees and expenses[2]	0.28	0.28	0.28	0.28	0.28	0.28	0.28
Total annual fund operating expenses	0.91	0.69	0.70	0.43	0.37	0.70	0.39
Fee waiver	—	—	—	—	—	0.06[3]	0.06[3]
Total annual fund operating expenses after fee waiver	0.91	0.69	0.70	0.43	0.37	0.64	0.33

Share class:	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.18	0.38	0.26	0.17	0.12	0.18%	0.09%	0.04%
Acquired (underlying) fund fees and expenses[2]	0.28	0.28	0.28	0.28	0.28	0.28	0.28	0.28
Total annual fund operating expenses	1.46	1.41	1.14	0.95	0.65	0.46	0.37	0.32
Expense reimbursement	—	—	0.01[4]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursement	1.46	1.41	1.13	0.95	0.65	0.46	0.37	0.32

1 A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $500,000 or more for Class A and $1 million or more for Class 529-A and Class ABLE-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Restated to reflect current fees.

3 Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least October 30, 2021. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.

4 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

5 Based on estimated amounts for the current fiscal year.

1     American Funds Preservation Portfolio / Summary prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE A	ABLE F-2
1 year	$318	$242	$313	$69	$41	$33	$319	$248	$93	$319	$72	$44	$38	$314	$34
3 years	462	440	447	218	128	103	465	459	290	465	224	138	119	462	119
5 years	619	761	592	379	224	180	625	792	504	625	390	241	208	624	213
10 years	1,075	1,474	1,017	847	505	406	1,087	1,255	1,120	1,087	871	542	468	1,093	487

Share class:	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$149	$144	$115	$97	$66	$47	$38	$33		1 year	$142	$148
3 years	462	446	361	303	208	148	119	103		3 years	440	459
5 years	797	771	627	525	362	258	208	180		5 years	761	792
10 years	1,746	1,691	1,385	1,166	810	579	468	406		10 years	1,474	1,255

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal investment strategies The fund will attempt to achieve its investment objective by investing in a mix of American Funds fixed income funds. The fund will principally invest in funds that seek current income through investments in bonds or in other fixed income instruments.

When determining in which bond funds to invest, the investment adviser will predominately seek exposure to higher quality bonds (rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality) with intermediate to short-term durations. The fund may, however, invest in underlying funds with exposure to lower quality, higher yielding securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) or unrated but determined by the fund’s investment adviser to be of equivalent quality, and to bonds with longer durations.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The investment adviser anticipates that exposure to mortgage-backed securities and asset-backed securities may help the fund generate current income. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing current income, consistent with preservation of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various types of bonds or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

American Funds Preservation Portfolio / Summary prospectus     2

Principal risks This section describes the principal risks associated with investing in the fund and its underlying funds. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

A bond’s effective maturity is the market’s trading assessment of its maturity. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

3     American Funds Preservation Portfolio / Summary prospectus

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

American Funds Preservation Portfolio / Summary prospectus     4

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

5     American Funds Preservation Portfolio / Summary prospectus

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Short-Intermediate Investment Grade Debt Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2, Class 529-F-3 and Class ABLE-F-2 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2, Class 529-F-3 shares and Class ABLE-F-2 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2, Class 529-F-3 and/or Class ABLE-F-2 are higher, then results would be lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Average annual total returns For the periods ended December 31, 2019 (with maximum sales charge):
Share class	Inception date	1 year	5 years	Lifetime
A — Before taxes	5/18/2012	1.22%	1.00%	0.91%
— After taxes on distributions		0.43	0.40	0.37
— After taxes on distributions and sale of fund shares		0.72	0.50	0.46

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
C	5/18/2012	2.06%	0.77%	0.53%
F-1	5/18/2012	3.91	1.52	1.27
F-2	5/18/2012	4.09	1.77	1.52
F-3	1/27/2017	4.30	N/A	2.26
529-A	5/18/2012	1.33	0.97	0.88
529-C	5/18/2012	2.12	0.71	0.72
529-E	5/18/2012	3.68	1.25	1.00
529-F-1	5/18/2012	4.16	1.71	1.46
ABLE-A	7/13/2018	1.34	N/A	1.88
R-1	5/18/2012	3.09	0.75	0.55
R-2	5/18/2012	3.16	0.76	0.53
R-2E	8/29/2014	3.43	1.18	1.12
R-3	5/18/2012	3.62	1.22	0.97
R-4	5/18/2012	3.95	1.53	1.31
R-5E	11/20/2015	4.04	N/A	1.89
R-5	5/18/2012	4.24	1.84	1.58
R-6	5/18/2012	4.29	1.87	1.62

Indexes	1 year	5 years	Lifetime (from Class A inception)
Bloomberg Barclays 1-5 Year U.S. Government/Credit A+ Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.59%	1.86%	1.55%
Lipper Short-Intermediate Investment Grade Debt Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	5.60	2.29	2.12

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Preservation Portfolio / Summary prospectus     6

Management

Investment adviser Capital Research and Management CompanySM

Portfolio Solutions Committee The investment adviser’s Portfolio Solutions Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Solutions Committee, who are jointly and primarily responsible for the portfolio management of the fund, are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Andrew B. Suzman President	9 years	Partner – Capital World Investors
Alan N. Berro Senior Vice President	9 years	Partner – Capital World Investors
Michelle J. Black Senior Vice President	1 year	Partner – Capital Solutions Group
Samir Mathur Senior Vice President	1 year	Partner – Capital Solutions Group
Wesley K. Phoa Senior Vice President	9 years	Partner – Capital Solutions Group
John R. Queen Senior Vice President	1 year	Partner – Capital Fixed Income Investors
William L. Robbins Senior Vice President	1 year	Partner – Capital International Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is normally $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

You can access the fund’s statutory prospectus or SAI at capitalgroup.com/prospectus.

MFGEIPX-045-1020P Litho in USA CGD/UNL/10208 Investment Company File No. 811-22656

Summary Prospectus Amendment October 30, 2020

For the following funds and series with summary prospectuses dated November 1, 2019 – October 1, 2020
(as supplemented to date):

AMCAP Fund®

American Balanced Fund®

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond Fund®

American Funds Global Balanced FundSM

American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®

American Funds International Vantage FundSM
American Funds Multi-Sector Income FundSM

American Funds Strategic Bond FundSM

American Funds U.S. Government Money Market FundSM

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Income Fund of America®

International Growth and Income FundSM

The Investment Company of America®

The New Economy Fund®

New Perspective Fund®

New World Fund®

SMALLCAP World Fund®

Washington Mutual Investors FundSM

American Funds College Target Date Series®

American Funds College 2036 FundSM

American Funds College 2033 Fund®

American Funds College 2030 Fund®

American Funds College 2027 Fund®
American Funds College 2024 Fund®

American Funds College 2021 Fund®

American Funds College Enrollment Fund®

American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Moderate Growth and Income PortfolioSM
American Funds Conservative Growth and Income PortfolioSM
American Funds Preservation PortfolioSM

Changes apply to all funds and series unless otherwise noted.

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

On October 30, 2020, the funds listed on the cover of this amendment expect to issue new classes of shares - Class 529-F-2, 529-F-3 and/or ABLE-F-2 - which will generally be available only through an account established with a 529 college savings plan or an ABLE savings plan managed by the Capital Research and Management Company. Effective October 30, 2020, Class 529-F-1 shares will be converted automatically to Class 529-F-2 shares. You are receiving this amendment because you hold Class 529-F-1 shares of one or more of the funds listed on the cover of this amendment.

1. The following replaces the second sentence in the first paragraph of the “Fees and expenses of the fund” section of the summary prospectus for all of the funds listed above (other than American Funds U.S. Government Money Market Fund and funds within the American Funds College Target Date Series and American Funds Portfolio Series) to read as follows:

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund.

2. In the third paragraph of the “Fees and expenses of the fund” section of the summary prospectus for all of the funds listed above (other than American Funds U.S. Government Money Market Fund and funds within the American Funds College Target Date Series and American Funds Portfolio Series), replace the following sentences:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3 or 529-F-1 shares of the fund, which are not reflected in the example.

Or

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-1, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

With:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

3. The following replaces the second sentence in the first paragraph of the “Fees and expenses of the fund” section of the summary prospectus for each of the funds within the American Funds College Target Date Series to read as follows:

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund.

4. In the third paragraph of the “Fees and expenses of the fund” section of the summary prospectus for each of the funds within the American Funds College Target Date Series, replace the following sentence:

You may be required to pay brokerage commissions on your purchases and sales of Class 529-F-1 shares of the fund, which are not reflected in the example.

With:

You may be required to pay brokerage commissions on your purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

5. The following replaces the second sentence in the first paragraph of the “Fees and expenses of the fund” section of the summary prospectus for American Funds U.S. Government Money Market Fund and funds within the American Funds Portfolio Series listed above to read as follows:

In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund.

6. In the third paragraph of the “Fees and expenses of the fund” section of the summary prospectus for American Funds U.S. Government Money Market Fund and funds within the American Funds Portfolio Series listed above, replace the following sentence:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3 or 529-F-1 shares of the fund, which are not reflected in the example.

With:

You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

7. The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) replacing the columns captioned “529-F-1,” “529-F-2,” or “529-F-3” in the “Annual fund operating expenses” table with the corresponding columns set forth below and (ii) replacing the columns captioned “529-F-1,” “529-F-2,” or “529-F-3” in the cumulative estimated expense example table under the heading “Example” with the corresponding column set forth below. All other information in the “Annual fund operating expenses” and cumulative estimated expense example tables for all other share classes remain unchanged. Except as indicated below, footnotes to the “Annual fund operating expenses” table in the summary prospectus remain unchanged.

AMCAP Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.30%	0.30%	0.30%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.19[2]	0.17[3]	0.10[3]
Total annual fund operating expenses	0.74	0.47	0.40
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2
1 year	$76	$48
3 years	237	151
5 years	411	263
10 years	918	591

American Funds Corporate Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees[2]	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.26	0.22[4]	0.16[4]
Total annual fund operating expenses	0.89	0.60	0.54
Expense reimbursement[3]	0.04	0.04	0.04
Total annual fund operating expenses after expense reimbursement	0.85	0.56	0.50
[3]	The investment adviser is currently reimbursing a portion of the other expenses for each share class. This reimbursement will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-3
1 year	$87	$51
3 years	280	169
5 years	489	298
10 years	1,092	673

American Funds Multi-Sector Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.28[2]	0.27[4]	0.19[4]
Total annual fund operating expenses	0.97	0.71	0.63
Expense reimbursement[3]	0.05	0.05	0.05
Total annual fund operating expenses after expense reimbursement	0.92	0.66	0.58

[3]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2
1 year	$94	$67
3 years	304	222
5 years	531	390
10 years	1,185	878

EuroPacific Growth Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.22[2]	0.21[3]	0.12[3]
Total annual fund operating expenses	0.88	0.62	0.53
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2
1 year	$90	$63
3 years	281	199
5 years	488	346
10 years	1,084	774

The Income Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1
Management fees	0.22%
Distribution and/or service (12b-1) fees	0.25[3]
Other expenses	0.16
Total annual fund operating expenses	0.63
[3]	Restated to reflect current fees.

Share class:	529-F-1
1 year	$64
3 years	202
5 years	351
10 years	786

International Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees	0.25[1]	none	none
Other expenses	0.24	0.19[2]	0.12[2]
Total annual fund operating expenses	0.97	0.67	0.60
[1]	Restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$99	$68	$61
3 years	309	214	192
5 years	536	373	335
10 years	1,190	835	750

Washington Mutual Investors Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.25[1]	none	none
Other expenses	0.16	0.15[2]	0.10[2]
Total annual fund operating expenses	0.64	0.38	0.33
[1]	Restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$65	$39	$34
3 years	205	122	106
5 years	357	213	185
10 years	798	480	418

8. The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) supplementing the “Annual fund operating expenses” table by replacing the column captioned “529-F-1” and adding columns captioned “529-F-2” and “529-F-3” set forth below, and (ii) supplementing the cumulative estimated expense example table under the heading “Example” by replacing the column captioned “529-F-1” and adding the columns captioned “529-F-2” and “529-F-3” set forth below. All other information in the “Annual fund operating expenses” and cumulative estimated expense example tables for all other share classes remain unchanged. Except as indicated below, footnotes to the “Annual fund operating expenses” table in the summary prospectus remain unchanged.

American Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.17[2]	0.16[3]	0.10[3]
Total annual fund operating expenses	0.64	0.38	0.32
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$65	$39	$33
3 years	205	122	103
5 years	357	213	180
10 years	798	480	406

American Funds Developing World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.74%	0.74%	0.74%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.36[2]	0.25[4]	0.19[4]
Total annual fund operating expenses	1.35	0.99	0.93
[3]	The fund’s transfer agent is currently waiving a portion of the other expenses. This waiver will be in effect through at least October 30, 2021. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$137	$101	$95
3 years	428	315	296
5 years	739	547	515
10 years	1,624	1,213	1,143

American Funds Emerging Markets Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees[2]	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.28[2]	0.25[5]	0.18[5]
Total annual fund operating expenses	1.08	0.80	0.73
Fee waiver and/or expense reimbursement[3]	0.02	0.02	0.02
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.06	0.78	0.71
[3]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[4]	The fund’s transfer agent is currently waiving a portion of the other expenses. This waiver will be in effect through at least October 30, 2021. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.
[5]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$108	$80	$73
3 years	341	253	231
5 years	594	442	404
10 years	1,315	988	905

American Funds Global Balanced Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.44%	0.44%	0.44%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.20[2]	0.17[3]	0.11[3]
Total annual fund operating expenses	0.89	0.61	0.55
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$91	$62	$56
3 years	284	195	176
5 years	493	340	307
10 years	1,096	762	689

American Funds Global Insight Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.52%	0.52%	0.52%
Distribution and/or service (12b-1) fees	0.25[3]	none	none
Other expenses[2]	0.21	0.20	0.12
Total annual fund operating expenses	0.98	0.72	0.64
[3]	Restated to reflect current fees.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$100	$74	$65
3 years	312	230	205
5 years	542	401	357
10 years	1,201	894	798

American Funds Inflation Linked Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.20[2]	0.17[4]	0.11[4]
Total annual fund operating expenses	0.73	0.45	0.39
[3]	The fund’s transfer agent is currently waiving a portion of the other expenses. This waiver will be in effect through at least October 30, 2021. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$75	$46	$40
3 years	233	144	125
5 years	406	252	219
10 years	906	567	493

American Funds International Vantage Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.60%	0.60%	0.60%
Distribution and/or service (12b-1) fees	0.25[4]	none	none
Other expenses[2]	0.23	0.21	0.13
Total annual fund operating expenses	1.08	0.81	0.73
[4]	Restated to reflect current fees.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$110	$83	$75
3 years	343	259	233
5 years	595	450	406
10 years	1,317	1,002	906

American Funds Strategic Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.36%	0.36%	0.36%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.25[2]	0.20[5]	0.15[5]
Total annual fund operating expenses	0.86	0.56	0.51
Fee waiver and/or expense reimbursement[3]	0.03	0.03	0.03
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.83	0.53	0.48
[3]	The investment adviser is currently reimbursing a portion of the other expenses and waiving a portion of its management fees. The reimbursement and waiver will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement or waiver at that time. The fund’s board of trustees will consider the management fee reduction in connection with the next assessment of the Investment Advisory and Service Agreement with the fund’s investment adviser.
[4]	The fund’s transfer agent is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 30, 2021. The transfer agent may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[5]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$85	$54	$49
3 years	271	176	161
5 years	474	310	282
10 years	1,058	699	638

American High-Income Trust

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.29%	0.29%	0.29%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.23[2]	0.19[3]	0.11[3]
Total annual fund operating expenses	0.77	0.48	0.40
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$79	$49	$41
3 years	246	154	128
5 years	428	269	224
10 years	954	604	505

American Mutual Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.17[2]	0.15[3]	0. 10[3]
Total annual fund operating expenses	0.66	0.39	0.34
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$67	$40	$35
3 years	211	125	109
5 years	368	219	191
10 years	822	493	431

The Bond Fund of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.19%	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.22[2]	0.18[3]	0.10[3]
Total annual fund operating expenses	0.66	0.37	0.29
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$67	$38	$30
3 years	211	119	93
5 years	368	208	163
10 years	822	468	368

Capital Income Builder

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.18[2]	0.15[3]	0.10[3]
Total annual fund operating expenses	0.66	0.38	0.33
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$67	$39	$34
3 years	211	122	106
5 years	368	213	185
10 years	822	480	418

Capital World Bond Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.43%	0.43%	0.43%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.30[2]	0.23[3]	0.12[3]
Total annual fund operating expenses	0.98	0.66	0.55
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$100	$67	$56
3 years	312	211	176
5 years	542	368	307
10 years	1,201	822	689

Capital World Growth and Income Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.37%	0.37%	0.37%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.21[2]	0.19[3]	0.11[3]
Total annual fund operating expenses	0.83	0.56	0.48
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$85	$57	$49
3 years	265	179	154
5 years	460	313	269
10 years	1,025	701	604

Fundamental Investors

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.18[2]	0.16[3]	0.10[3]
Total annual fund operating expenses	0.67	0.40	0.34
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$68	$41	$35
3 years	214	128	109
5 years	373	224	191
10 years	835	505	431

The Investment Company of America

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.17[2]	0.16[3]	0.10[3]
Total annual fund operating expenses	0.65	0.39	0.33
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$66	$ 40	$ 34
3 years	208	125	106
5 years	362	219	185
10 years	810	493	418

The New Economy Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.38%	0.38%	0.38%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.22[2]	0.20[3]	0.11[3]
Total annual fund operating expenses	0.85	0.58	0.49
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$87	$59	$50
3 years	271	186	157
5 years	471	324	274
10 years	1,049	726	616

New Perspective Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.37%	0.37%	0.37%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.20[2]	0.18[3]	0.11[3]
Total annual fund operating expenses	0.82	0.55	0.48
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$84	$56	$49
3 years	262	176	154
5 years	455	307	269
10 years	1,014	689	604

New World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.52%	0.52%	0.52%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.30[2]	0.25[3]	0.14[3]
Total annual fund operating expenses	1.07	0.77	0.66
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$109	$ 79	$ 67
3 years	340	246	211
5 years	590	428	368
10 years	1,306	954	822

SMALLCAP World Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	0.62%	0.62%	0.62%
Distribution and/or service (12b-1) fees	0.25[2]	none	none
Other expenses	0.25[2]	0.20[3]	0.12[3]
Total annual fund operating expenses	1.12	0.82	0.74
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$114	$84	$76
3 years	356	262	237
5 years	617	455	411
10 years	1,363	1,014	918

American Funds College 2036 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.20	0.20%[3]	0.10%[3]
Acquired (underlying) fund fees and expenses[2]	0.40	0.40	0.40
Total annual fund operating expenses	0.85	0.60	0.50

[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$87	$61	$51
3 years	271	192	160
5 years	471	335	280
10 years	1,049	750	628

American Funds College 2033 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.19	0.18%[3]	0.08%[3]
Acquired (underlying) fund fees and expenses[2]	0.36	0.36	0.36
Total annual fund operating expenses	0.80	0.54	0.44

[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$82	$55	$45
3 years	255	173	141
5 years	444	302	246
10 years	990	677	555

American Funds College 2030 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.19	0.17%[3]	0.08%[3]
Acquired (underlying) fund fees and expenses[2]	0.33	0.33	0.33
Total annual fund operating expenses	0.77	0.50	0.41
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$79	$51	$42
3 years	246	160	132
5 years	428	280	230
10 years	954	628	518

American Funds College 2027 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.19	0.17%[3]	0.07%[3]
Acquired (underlying) fund fees and expenses[2]	0.28	0.28	0.28
Total annual fund operating expenses	0.72	0.45	0.35
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$74	$46	$36
3 years	230	144	113
5 years	401	252	197
10 years	894	567	443

American Funds College 2024 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.18	0.17%[3]	0.07%[3]
Acquired (underlying) fund fees and expenses[2]	0.27	0.27	0.27
Total annual fund operating expenses	0.70	0.44	0.34
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$72	$45	$35
3 years	224	141	109
5 years	390	246	191
10 years	871	555	431

American Funds College 2021 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.19	0.17%[3]	0.07%[3]
Acquired (underlying) fund fees and expenses[2]	0.30	0.30	0.30
Total annual fund operating expenses	0.74	0.47	0.37
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$76	$48	$38
3 years	237	151	119
5 years	411	263	208
10 years	918	591	468

American Funds College Enrollment Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3
Management fees	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none
Other expenses	0.19	0.17%[3]	0.07%[3]
Acquired (underlying) fund fees and expenses[2]	0.30	0.30	0.30
Total annual fund operating expenses	0.74	0.47	0.37
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3
1 year	$76	$48	$38
3 years	237	151	119
5 years	411	263	208
10 years	918	591	468

9. The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) supplementing the “Annual fund operating expenses” table by replacing the column captioned “529-F-1” and adding the columns captioned “529-F-2”, “529-F-3”, and “ABLE-F-2” set forth below and (ii) supplementing the cumulative estimated expense example table under the heading “Example” by replacing the column captioned “529-F-1” and adding the columns captioned “529-F-2”, “529-F-3”, and “ABLE-F-2” set forth below. All other information in the “Annual fund operating expenses” and cumulative estimated expense example tables for all other share classes remain unchanged. Except as indicated below, footnotes to the “Annual fund operating expenses” table in the summary prospectus remain unchanged.

American Funds U.S. Government Money Market Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.25[1]	none	none	none
Other expenses	0.18[1]	0.20[3]	0.10[3]	0.15[3]
Total annual fund operating expenses	0.70	0.47	0.37	0.42
Fee waiver	—	—	—	0.06[2]
Total annual fund operating expenses after fee waiver	0.70	0.47	0.37	0.36
[2]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least October 30, 2021. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.
[3]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
1 year	$72	$48	$38	$37
3 years	224	151	119	129
5 years	390	263	208	229
10 years	871	591	468	524

American Funds Global Growth Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.20	0.18%[4]	0.08%[4]	0.13%[4]
Acquired (underlying) fund fees and expenses[2]	0.42	0.42	0.42	0.42
Total annual fund operating expenses	0.87	0.60	0.50	0.55
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.87	0.60	0.50	0.49
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$89	$61	$51	$50
3 years	278	192	160	170
5 years	482	335	280	301
10 years	1,073	750	628	684

American Funds Growth Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.19[2]	0.17%[4]	0.08%[4]	0.12%[4]
Acquired (underlying) fund fees and expenses[2]	0.36	0.36	0.36	0.36
Total annual fund operating expenses	0.80	0.53	0.44	0.48
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.80	0.53	0.44	0.42
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$82	$54	$45	$43
3 years	255	170	141	148
5 years	444	296	246	263
10 years	990	665	555	598

American Funds Growth and Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.15	0.14%[4]	0.08%[4]	0.10%[4]
Acquired (underlying) fund fees and expenses[2]	0.31	0.31	0.31	0.31
Total annual fund operating expenses	0.71	0.45	0.39	0.41
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.71	0.45	0.39	0.35
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$73	$46	$40	$36
3 years	227	144	125	126
5 years	395	252	219	224
10 years	883	567	493	512

American Funds Moderate Growth and Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.13	0.13%[4]	0.08%[4]	0.10%[4]
Acquired (underlying) fund fees and expenses[2]	0.35	0.35	0.35	0.35
Total annual fund operating expenses	0.73	0.48	0.43	0.45
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.73	0.48	0.43	0.39
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$75	$49	$44	$40
3 years	233	154	138	138
5 years	406	269	241	246
10 years	906	604	542	561

American Funds Conservative Growth and Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.12	0.13%[4]	0.08%[4]	0.09%[4]
Acquired (underlying) fund fees and expenses[2]	0.27	0.27	0.27	0.27
Total annual fund operating expenses	0.64	0.40	0.35	0.36
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.64	0.40	0.35	0.30
[4]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$65	$41	$36	$31
3 years	205	128	113	110
5 years	357	224	197	196
10 years	798	505	443	450

American Funds Preservation Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	529-F-1	529-F-2	529-F-3	ABLE-F-2
Management fees	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%[2]	none	none	none
Other expenses	0.17	0.15%[5]	0.09%[5]	0.11%[5]
Acquired (underlying) fund fees and expenses[2]	0.28	0.28	0.28	0.28
Total annual fund operating expenses	0.70	0.43	0.37	0.39
Fee waiver	—	—	—	0.06[3]
Total annual fund operating expenses after fee waiver	0.70	0.43	0.37	0.33
[3]	Virginia529, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least October 30, 2021. Subject to the terms of its contractual arrangement with the investment adviser, Virginia529 may elect to extend, modify or terminate the waiver at that time.
[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 30, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.
[5]	Based on estimated amounts for the current fiscal year.

Share class:	529-F-1	529-F-2	529-F-3	ABLE F-2
1 year	$72	$44	$38	$34
3 years	224	138	119	119
5 years	390	241	208	213
10 years	871	542	468	487

10. The following is added before the last sentence in the paragraph under the “Investment results” section of the summary prospectus for each of the funds listed above (other than American Funds U.S. Government Money Market Fund and funds within the American Funds Portfolio Series), and at the end of the paragraph under the “Investment results” section of the summary prospectus for American Funds Multi-Sector Income Fund, to read as follows:

Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2 and Class 529-F-3 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2 and Class 529-F-3 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2 and Class 529-F-3 are higher, then results would be lower.

11. The following is added before the last sentence in the paragraph under the “Investment results” section of the summary prospectus for American Funds U.S. Government Money Market Fund and funds within the American Funds Portfolio Series to read as follows:

Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Investment results for Class 529-F-2, Class 529-F-3 and Class ABLE-F-2 shares will be shown after these share classes have had annual returns for at least one calendar year. Class 529-F-2, Class 529-F-3 shares and Class ABLE-F-2 shares will invest in the same securities as the other share classes of the fund but their results may vary from that of other share classes based on their respective fees and expenses. If expenses of the Class 529-F-2, Class 529-F-3 and/or Class ABLE-F-2 are higher, then results would be lower.

Keep this supplement with your summary prospectus.

Lit. No. MFGEBS-436-1020P Litho in USA CGD/CF/10039-S81907

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ATTACHED SUMMARY PROSPECTUS AND SUMMARY PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ATTACHED ENGLISH LANGUAGE SUMMARY PROSPECTUS AND SUMMARY PROSPECTUS SUPPLEMENT ARE A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY